INCOME TAXES (Components of Income Before Taxes, Equity in Net Loss of Equity Method Investees and Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Domestic	$ (522)	$ (3,182)	$ (3,659)
Foreign	1,310	1,703	8,661
Income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest	$ 789	$ (1,479)	$ 5,002